INVESTMENTS IN SERVICER ADVANCES - Components of Funded Advances (Details 2) (Servicer Advance Joint Venture, Servicer Advances, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Servicer Advance Joint Venture | Servicer Advances
Principal and Interest Advances	$ 1,516,715
Escrow Advances	934,525
Foreclosure Advances	209,890
Match funded advances	$ 2,661,130